PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2010
PREMISES AND EQUIPMENT [Abstract]
PREMISES AND EQUIPMENT
  7.  PREMISES AND EQUIPMENT

	September 30,
	2011	2010

Land	$1,423,262	$1,423,262
Buildings and improvements	2,823,756	2,819,385
Furniture, fixtures and equipment	1,178,469	1,150,138

	5,425,487	5,392,785

Less accumulated depreciation	2,266,767	2,168,861

	$3,158,720	$3,223,924
Useful lives generally used in the calculation of depreciation are as follows:

Buildings                                                                                                              25 to 50 years
Paving and other building related additions                                                        5 to 10 years
Furniture and equipment                                                                                       3 to 10 years

Future minimum rental payments for the Westampton office, which is leased, are as follows:

	September 30,
	2011	2010

2011	$-	$81,420
2012	81,420	81,420
2013	81,420	81,420
2014	81,420	81,420
2015	6,785	6,785

	$251,045	$332,465

Total rent expense for the years ended September 30, 2011 and 2010, including property taxes and common area maintenance, amounted to $102,000 and $102,000, respectively.